1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

June 8, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Eagle Point Credit Company Inc.

Registration Statement on Form N-2

File Numbers: 333- , 811-22974

Ladies and Gentlemen:

On behalf of Eagle Point Credit Company Inc. (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registration Statement is being filed to (i) provide for an aggregate maximum offering price of $650,000,000, (ii) include the Registrant’s unaudited financial statements for the three months ended March 31, 2017, (iii) respond to comments raised by the staff (the “Staff”) of the U.S. Securities and Exchange Commission in a telephone call between Jeffrey Foor of the Staff and Philip T. Hinkle and Owen T. Williams of Dechert LLP, outside counsel to the Registrant, on May 22, 2017, and in a telephone call from Chad Eskildsen of the Staff to Philip T. Hinkle on June 8, 2017, and (iv) make other non-material changes.

The Registrant respectfully requests that the Staff afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984). Since post-effective amendment no. 11 to the Registrant’s registration statement on Form N-2 (File Nos. 333-205540, 811-22974) (the “Existing Registration Statement”) was filed on March 28, 2017, there have been no material changes in the Registrant’s investment strategy, management team or other disclosures regarding its business and associated risks. As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in post-effective amendment no. 11 to the Existing Registration Statement with the updates described in (i) through (iv) of the preceding paragraph.

Please direct any questions concerning the filing to the undersigned at (202) 261-3460 or Thomas J. Friedmann at (617) 728-7120.

Very truly yours,

/s/ Philip T. Hinkle

cc: Nauman S. Malik, Eagle Point Credit Company Inc.